Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Vacation, Current	$ 552,629	$ 438,936
Accrued Payroll Taxes, Current	674,858	314,451
Accrued construction-in-progress	548,988	637,776
Accrued supplies	709,027	301,989
Accrued consulting	179,082	120,744
Accrued clinical trial expense	423,634
Accrued outside laboratory services	128,752
Accrued bonus & severance	1,804,288
Accrued contract manufacturing	1,000,824
Accrued legal	833,646
Accrued financing fees payable	5,100,000
Accrued franchise tax payable	216,251
Other Accrued Liabilities, Current	283,909	90,982
Total	$ 12,455,888	$ 1,904,878